UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.                                 Schedule of Investments (filed herewith).

Pacific Advisors Income & Equity Fund
Schedule of Investments (unaudited)
as of March 31, 2018

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			7.11
DISTRIBUTORS
1,750	GENUINE PARTS CO.	157,220
		157,220	1.09
MEDIA
3,000	OMNICOM GROUP INC.	218,010
		218,010	1.51
MULTILINE RETAIL
2,750	KOHLS CORP.	180,152
3,000	TARGET CORPORATION	208,290
		388,442	2.69
TEXTILES, APPAREL & LUXURY GOODS
5,000	TAPESTRY INC.	263,050
		263,050	1.82

CONSUMER STAPLES			6.16
BEVERAGES
4,000	COCA-COLA CO.	173,720
		173,720	1.20
FOOD & STAPLES RETAILING
3,000	CVS HEALTH CORP.	186,630
3,000	SYSCO CORP.	179,880
7,000	THE KROGER CO.	167,580
		534,090	3.70
HOUSEHOLD PRODUCTS
2,300	PROCTER & GAMBLE CO.	182,344
		182,344	1.26

ENERGY			2.73
ENERGY EQUIPMENT & SERVICES
3,500	SCHLUMBERGER LTD	226,730
		226,730	1.57
OIL, GAS & CONSUMABLE FUELS
2,250	EXXON MOBIL CORP.	167,872
		167,872	1.16

FINANCIALS			5.53
BANKS
3,500	U.S. BANCORP	176,750
3,000	WELLS FARGO & CO.	157,230
		333,980	2.31
CAPITAL MARKETS
250	BLACKROCK INC.	135,430
2,000	T. ROWE PRICE GROUP INC.	215,940
		351,370	2.43
INSURANCE
2,500	METLIFE INC.	114,725
		114,725	0.79

HEALTH CARE			3.98
BIOTECHNOLOGY
2,500	ABBVIE INC.	236,625
		236,625	1.64
PHARMACEUTICALS
1,250	JOHNSON & JOHNSON	160,188
5,000	PFIZER INC.	177,450
		337,638	2.34

INDUSTRIALS			5.37
AEROSPACE & DEFENSE
600	LOCKHEED MARTIN CORP.	202,758
		202,758	1.40
AIR FREIGHT & LOGISTICS
1,750	UNITED PARCEL SERVICE, INC. B	183,155
		183,155	1.27
INDUSTRIAL CONGLOMERATES
1,000	HONEYWELL INTERNATIONAL INC.	144,510
		144,510	1.00
TRADING COMPANIES & DISTRIBUTORS
4,500	FASTENAL COMPANY	245,655
		245,655	1.70

INFORMATION TECHNOLOGY			6.71
COMMUNICATIONS EQUIPMENT
6,000	CISCO SYSTEMS INC.	257,340
		257,340	1.78
IT SERVICES
1,500	INT’L BUSINESS MACHINES CORP.	230,145
		230,145	1.59
SEMICONDUCTORS & EQUIPMENT
4,000	INTEL CORP.	208,320
		208,320	1.44
SOFTWARE
3,000	MICROSOFT CORP.	273,810
		273,810	1.90

MATERIALS			0.97
CHEMICALS
2,205	DOWDUPONT INC.	140,481
		140,481	0.97

TELECOMMUNICATION SERVICES			2.80
DIVERSIFIED TELECOM. SERVICES
6,000	AT&T INC.	213,900
4,000	VERIZON COMMUNICATIONS INC.	191,280
		405,180	2.80

UTILITIES			4.38
ELECTRIC UTILITIES
2,000	DUKE ENERGY CORP.	154,940
3,500	XCEL ENERGY INC.	159,180
		314,120	2.17

MULTI-UTILITIES
2,500	DOMINION ENERGY INC.	168,575
3,000	PUBLIC SERVICE ENTERPRISE GROUP INC.	150,720
		319,295	2.21

TOTAL COMMON STOCK (Cost: $4,774,192)		6,610,585	45.74

CORPORATE BOND
CONSUMER DISCRETIONARY			6.34
AUTOMOBILES
200,000	HYUNDAI CAPITAL AMER 3.10% 04/05/22	196,370
		196,370	1.36
DIVERSIFIED CONSUMER SERVICES
150,000	BLOCK FINANCIAL LLC 4.125% 10/01/20	152,331
		152,331	1.05
HOTELS, RESTAURANTS & LEISURE
100,000	INTL GAME TECHNOLOGY 7.50% 06/15/19	104,125
		104,125	0.72
HOUSEHOLD DURABLES
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21	154,272
		154,272	1.07
INTERNET & CATALOG RETAIL
150,000	EXPEDIA INC. 5.95% 08/15/20	158,629
		158,629	1.10
MULTILINE RETAIL
150,000	MACYS RETAIL 3.45% 01/15/21	149,832
		149,832	1.04

CONSUMER STAPLES			2.41
FOOD & STAPLES RETAILING
200,000	CVS HEALTH CORP. 2.80% 07/20/20	198,573
150,000	DELHAIZE GROUP SA 4.125% 04/10/19	150,287
		348,860	2.41

ENERGY			2.52
ENERGY EQUIPMENT & SERVICES
100,000	PRIDE INTERNATIONAL INC. 6.875% 08/15/20	104,500
150,000	ROWAN COMPANY INC. 7.875% 08/01/19	154,500
		259,000	1.79
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19	105,801
		105,801	0.73

FINANCIALS			15.98
BANKS
100,000	BANK OF AMERICA CORP. 4.609% 03/19/20 FLOAT	103,355
100,000	BANK OF AMERICA CORP. 4.055% 09/28/20 FLOAT	100,997
122,000	BANK OF AMERICA CORP. 3.859% 07/07/21 FLOAT	124,148
150,000	BARCLAY BANK PLC 3.234% 04/18/21 FLOAT	146,700
94,000	FULTON FINANCIAL CORP. 3.60% 03/16/22	93,083
125,000	JPMORGAN CHASE & CO. 4.071% 02/25/21 FLOAT	127,138
		695,421	4.81
CAPITAL MARKETS
150,000	ARES CAPITAL CORP. 4.875% 11/30/18	151,467
150,000	BGC PARTNERS INC. 5.375% 12/09/19	155,236
100,000	GOLDMAN SACHS GROUP INC. 3.344% 08/26/20 FLOAT	100,801
200,000	HERCULES CAPITAL INC. 4.625% 10/23/22	202,147
100,000	MORGAN STANLEY 5.260% 10/27/18 FLOAT	101,625

100,000	MORGAN STANLEY 4.109% 04/25/23 FLOAT	102,250
100,000	MORGAN STANLEY 3.309% 10/28/24 FLOAT	98,750
100,000	OAKTREE SPECIALTY CORP.4.875% 03/01/19	99,725
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19	101,327
150,000	STIFEL FINANCIAL CORP. 3.50% 12/01/20	150,470
		1,263,798	8.75
DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20	102,000
150,000	JEFFERIES GRP LLC 3.00% STEP 07/27/22	145,353
		247,353	1.71
INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 4.212% 11/02/20 FLOAT	102,150
		102,150	0.71

HEALTH CARE			4.19
BIOTECHNOLOGY
114,000	BAXALTA INC. 3.60% 06/23/22	113,649
		113,649	0.79
LIFE SCIENCES TOOLS & SERVICES
200,000	LIFE TECHNOLOGIES CORP. 6.00% 03/01/20	210,196
		210,196	1.45
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21	94,121
200,000	TEVA PHARMACEUTICAL 3.65% 11/10/21	188,241
		282,362	1.95

INDUSTRIALS			4.31
AEROSPACE & DEFENSE
150,000	SPIRIT AEROSYSTEMS INC. 5.25% 03/15/22	154,319
		154,319	1.07
MACHINERY
150,000	AGCO CORP. 5.875% 12/01/21	159,180
150,000	HILLENBRAND INC. 5.50% 07/15/20	157,578
		316,758	2.19
PROFESSIONAL SERVICES
150,000	DUN & BRADSTREET CORP. 4.00% 06/15/20	151,713
		151,713	1.05

INFORMATION TECHNOLOGY			3.09
ELECTRONIC EQUIPMENT & INSTRUMENTS
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19	150,288
150,000	TECH DATA CORP. 3.70% 02/15/22	148,935
		299,223	2.07
SEMICONDUCTORS & EQUIPMENT
150,000	QUALCOMM INC. 3.00% 05/20/22	147,764
		147,764	1.02

REAL ESTATE			4.23
HEALTH CARE REITS
150,000	OMEGA HLTHCARE INVESTORS 4.375% 08/01/23	149,933
		149,933	1.04
OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23	146,889
150,000	GOV’T PROPERTIES INC. TR 4.00% 07/15/22	149,564
160,000	SL GREEN REALTY CORP. 4.50% 12/01/22	164,128
		460,581	3.19

UTILITIES				0.69
ELECTRIC UTILITIES
100,000	PPL ENERGY SUPPLY LLC 6.50% 05/01/18		99,500
			99,500	0.69

TOTAL CORPORATE BOND (Cost: $6,355,292)			6,323,940	43.76

CONV. CORP. BOND
FINANCIALS				1.76
CAPITAL MARKETS
150,000	BLACKROCK CAP INV CONV 5.00% 06/15/22		154,050
100,000	PROSPECT CAPITAL CORP. 4.95% 07/15/22		99,768
			253,818	1.76

TOTAL CONV. CORP. BOND (Cost: $256,218)			253,818	1.76

PREFERRED STOCK
FINANCIALS				7.74
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD FIX - FLOAT	***	102,700
100,000	JPMORGAN CHASE & CO. 5.00% PFD FIX - FLOAT	***	100,890
200,000	US BANCORP 5.125% PFD FIX - FLOAT	***	205,500
150,000	WELLS FARGO & CO. 7.98% PFD FIX - FLOAT	***	152,151
			561,241	3.88
CAPITAL MARKETS
150,000	BANK OF NY MELLON 4.95% PFD FIX - FLOAT	***	153,582
200,000	CHARLES SCHWAB CORP. 4.625% PFD FIX - FLOAT	***	200,000
			353,582	2.45
INSURANCE
200,000	METLIFE INC. 5.25% PFD FIX - FLOAT	***	204,448
			204,448	1.41

TOTAL PREFERRED STOCK (Cost: $1,109,342)			1,119,271	7.74

TOTAL INVESTMENT IN SECURITIES (Cost: $12,495,044)			14,307,614	99.00

CASH OR CASH EQUIVALENT			73,928	0.51

OTHER ASSETS LESS LIABILITIES			70,534	0.49

TOTAL NET ASSETS			14,452,076	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** These securities’ coupon rates and/or dividends are fixed for a certain period and then convert to floating rates.

Pacific Advisors Balanced Fund
Schedule of Investments (unaudited)
as of March 31, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				17.14
MEDIA
1,000	WALT DISNEY CO.		100,440
			100,440	1.99
SPECIALTY RETAIL
8,000	CONN’S INC.	*	272,000
600	O’REILLY AUTOMOTIVE INC.	*	148,428
1,500	TRACTOR SUPPLY COMPANY		94,530
800	ULTA BEAUTY, INC.	*	163,416
			678,374	13.44
TEXTILES, APPAREL & LUXURY GOODS
1,300	NIKE INC.		86,372
			86,372	1.71

CONSUMER STAPLES				7.25
FOOD & STAPLES RETAILING
5,500	CHEFS’ WAREHOUSE INC.	*	126,500
650	COSTCO WHOLESALE		122,480
1,400	PRICESMART, INC.		116,970
			365,950	7.25

ENERGY				5.43
ENERGY EQUIPMENT & SERVICES
900	CORE LABORATORIES N.V.		97,398
25,000	NOBLE CORPORATION	*	92,750
1,300	SCHLUMBERGER LTD		84,214
			274,362	5.43

FINANCIALS				9.96
BANKS
1,500	EAST WEST BANCORP INC.		93,810
900	SIGNATURE BANK	*	127,755
			221,565	4.39
CAPITAL MARKETS
650	FACTSET RESEARCH SYSTEMS INC.		129,623
1,000	MORNINGSTAR, INC.		95,520
750	SEI INVESTMENTS COMPANY		56,182
			281,325	5.57

HEALTH CARE				7.89
HEALTH CARE TECHNOLOGY
1,800	CERNER CORPORATION	*	104,400
1,900	HENRY SCHEIN INC.	*	127,699
300	IDEXX LABORATORIES, INC.	*	57,417
			289,516	5.74
PHARMACEUTICALS
1,300	ZOETIS, INC.		108,563
			108,563	2.15

INDUSTRIALS				10.73
AIRLINES
3,500	SPIRIT AIRLINES INC.	*	132,230
			132,230	2.62
COMMERCIAL SERVICES & SUPPLIES
2,500	HEALTHCARE SERVICES GROUP, INC.		108,700
7,500	TEAM INC.	*	103,125
			211,825	4.19
MACHINERY
1,300	WABTEC CORP.		105,820
			105,820	2.10
TRADING COMPANIES & DISTRIBUTORS
3,000	TRITON INTERNATIONAL LIMITED		91,800
			91,800	1.82

INFORMATION TECHNOLOGY				10.19
INTERNET SOFTWARE & SERVICES
125	ALPHABET INC.	*	129,643
800	FACEBOOK, INC.	*	127,832
			257,475	5.10
IT SERVICES
600	ACCENTURE PLC		92,100
1,000	VISA INC.		119,620
			211,720	4.19
SOFTWARE
1,000	ORACLE CORPORATION		45,750
			45,750	0.90

TELECOMMUNICATION SERVICES				2.18
DIVERSIFIED TELECOM. SERVICES
2,300	VERIZON COMMUNICATIONS INC.		109,986
			109,986	2.18

TOTAL COMMON STOCK (Cost: $2,884,161)			3,573,073	70.77

CORPORATE BOND
CONSUMER DISCRETIONARY				4.02
DIVERSIFIED CONSUMER SERVICES
100,000	WASHINGTON POST CO. 7.25% 02/01/19		102,950
			102,950	2.04
MULTILINE RETAIL
100,000	MACYS RETAIL HLDGS INC. 3.875% 01/15/22		100,085
			100,085	1.98

ENERGY				6.17
ENERGY EQUIPMENT & SERVICES
100,000	ROWAN COMPANY INC. 7.875% 08/01/19		103,000
100,000	SEACOR HOLDING 7.375% 10/01/19		102,250
			205,250	4.07
OIL, GAS & CONSUMABLE FUELS
100,000	ENERGY TRANSFER PARTNERS 9.00% 04/15/19		105,801
			105,801	2.10

FINANCIALS				7.90
CAPITAL MARKETS
100,000	ARES CAPITAL CORP. 3.625% 01/19/22		98,543
100,000	PROSPECT CAPITAL CORP. 5.00% 07/15/19		101,327
			199,870	3.96

DIVERSIFIED FINANCIAL SERVICES
100,000	ICAHN ENTERPRISES 6.00% 08/01/20		102,000
100,000	JEFFERIES GRP LLC 3.00% STEP 07/27/22		96,902
			198,902	3.94

HEALTH CARE				1.86
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		94,121
			94,121	1.86

INFORMATION TECHNOLOGY				3.84
SEMICONDUCTORS & EQUIPMENT
100,000	QUALCOMM INC. 2.60% 01/30/23		95,911
			95,911	1.90
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
100,000	XEROX CORPORATION 2.75% 09/01/20		98,132
			98,132	1.94

REAL ESTATE				1.98
OFFICE REITS
100,000	GOV’T PROPERTIES INC. TR 4.00% 07/15/22		99,709
			99,709	1.98

TOTAL CORPORATE BOND (Cost: $1,316,891)			1,300,731	25.77

PREFERRED STOCK
FINANCIALS				2.02
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.45% PFD FIX - FLOAT	***	101,802
			101,802	2.02

TOTAL PREFERRED STOCK (Cost: $99,875.00)			101,802	2.02

TOTAL INVESTMENT IN SECURITIES (Cost: $4,300,927)			4,975,606	98.56

CASH OR CASH EQUIVALENT			62,196	1.23

OTHER ASSETS LESS LIABILITIES			10,576	0.21

TOTAL NET ASSETS			5,048,378	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** These securities’ coupon rates and/or dividends are fixed for a certain period and then convert to floating rates.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				19.76
HOTELS, RESTAURANTS & LEISURE
1,800	MCDONALD’S CORP.		281,484
			281,484	3.90
MEDIA
2,975	TIME WARNER INC.		281,376
2,942	WALT DISNEY CO.		295,494
			576,870	7.98
SPECIALTY RETAIL
3,175	LOWE’S COMPANIES INC.		278,606
1,629	THE HOME DEPOT, INC.		290,353
			568,959	7.88

CONSUMER STAPLES				16.95
BEVERAGES
5,120	COCA-COLA CO.		222,361
975	PEPSICO, INC.		106,421
			328,782	4.55
FOOD & STAPLES RETAILING
4,900	SYSCO CORP.		293,804
2,950	WALMART INC.		262,462
			556,266	7.70
FOOD PRODUCTS
2,390	THE KRAFT HEINZ COMPANY		148,873
			148,873	2.06
HOUSEHOLD PRODUCTS
2,400	PROCTER & GAMBLE CO.		190,272
			190,272	2.64

ENERGY				1.03
OIL, GAS & CONSUMABLE FUELS
1,000	EXXON MOBIL CORP.		74,610
			74,610	1.03

FINANCIALS				17.34
BANKS
7,000	BANK OF AMERICA CORP.		209,930
2,850	CITIGROUP INC.		192,375
2,863	WELLS FARGO & CO.		150,050
			552,355	7.64
DIVERSIFIED FINANCIAL SERVICES
1,862	BERKSHIRE HATHAWAY INC. B	*	371,432
			371,432	5.14
INSURANCE
2,532	AMERICAN INT’L GROUP INC.		137,791
4,170	METLIFE INC.		191,361
			329,152	4.56

HEALTH CARE				4.00
PHARMACEUTICALS
2,257	JOHNSON & JOHNSON		289,235
			289,235	4.00

INDUSTRIALS				17.11
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.		240,110
1,200	UNITED PARCEL SERVICE, INC. B		125,592
			365,702	5.06
INDUSTRIAL CONGLOMERATES
2,000	HONEYWELL INTERNATIONAL INC.		289,020
			289,020	4.00
MACHINERY
1,900	DEERE & CO.		295,108
1,827	ILLINOIS TOOL WORKS INC.		286,218
			581,326	8.05

INFORMATION TECHNOLOGY				24.67
INTERNET SOFTWARE & SERVICES
293	ALPHABET INC. CLASS C	*	302,314
			302,314	4.18
IT SERVICES
1,873	MASTERCARD INCORPORATED		328,075
			328,075	4.54
SEMICONDUCTORS & EQUIPMENT
5,600	INTEL CORP.		291,648
			291,648	4.04
SOFTWARE
3,396	MICROSOFT CORP.		309,953
4,825	ORACLE CORPORATION		220,744
			530,697	7.35
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
1,964	APPLE INC.		329,520
			329,520	4.56

TOTAL COMMON STOCK (Cost: $3,482,959)			7,286,592	100.86
TOTAL INVESTMENT IN SECURITIES (Cost: $43,482,959)			7,286,592	100.86
OTHER ASSETS LESS LIABILITIES			(62,023)	(0.86)

TOTAL NET ASSETS			7,224,569	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				34.18
AUTO COMPONENTS
1,200	LEAR CORP.		223,308
			223,308	4.02
DISTRIBUTORS
1,400	POOL CORPORATION		204,708
			204,708	3.69
SPECIALTY RETAIL
11,500	CONN’S INC.	*	391,000
3,200	MONRO, INC.		171,520
850	O’REILLY AUTOMOTIVE INC.	*	210,273
5,200	PENSKE AUTOMOTIVE GROUP INC.		230,516
3,300	TRACTOR SUPPLY COMPANY		207,966
			1,211,275	21.83
TEXTILES, APPAREL & LUXURY GOODS
1,700	PVH CORP.		257,431
			257,431	4.64

CONSUMER STAPLES				3.09
BEVERAGES
1,450	DR PEPPER SNAPPLE GROUP INC.		171,651
			171,651	3.09

ENERGY				10.39
ENERGY EQUIPMENT & SERVICES
1,200	CORE LABORATORIES N.V.		129,864
30,000	HELIX ENERGY SOLUTIONS GROUP INC.	*	173,700
41,000	NOBLE CORPORATION	*	152,110
4,100	TECHNIPFMC PLC		120,745
			576,419	10.39

FINANCIALS				8.14
BANKS
4,400	CIT GROUP INC.		226,600
3,600	EAST WEST BANCORP INC.		225,144
			451,744	8.14

HEALTH CARE				2.72
HEALTH CARE TECHNOLOGY
2,600	CERNER CORPORATION	*	150,800
			150,800	2.72

INDUSTRIALS				36.31
AIRLINES
4,700	SPIRIT AIRLINES INC.	*	177,566
			177,566	3.20
CONSTRUCTION & ENGINEERING
7,500	CHICAGO BRIDGE & IRON CO. N.V.		108,000
			108,000	1.95

MACHINERY
4,650	GRACO INC.		212,598
5,600	NAVISTAR INT’L CORP.	*	195,832
2,700	WABTEC CORP.		219,780
			628,210	11.32
MARINE
3,500	KIRBY CORP.	*	269,325
			269,325	4.85
ROAD & RAIL
3,150	GENESEE & WYOMING INC.	*	222,989
2,000	KANSAS CITY SOUTHERN		219,700
5,124	KNIGHT-SWIFT TRANSPORTATION HLDG		235,755
1,400	LANDSTAR SYSTEM INC.		153,510
			831,954	14.99

INFORMATION TECHNOLOGY				3.98
SOFTWARE
2,800	ASPEN TECHNOLOGY, INC.	*	220,892
			220,892	3.98

MATERIALS				2.06
CHEMICALS
2,300	H.B. FULLER CO.		114,379
			114,379	2.06

TOTAL COMMON STOCK (Cost: $3,918,042)			5,597,662	100.87
TOTAL INVESTMENT IN SECURITIES (Cost: $3,918,042)			5,597,662	100.87
OTHER ASSETS LESS LIABILITIES			(48,037)	(0.87)

TOTAL NET ASSETS			5,549,625	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (unaudited)
as of March 31, 2018

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY				23.47
AUTO COMPONENTS
25,500	GENTHERM INC.	*	865,725
			865,725	4.08
SPECIALTY RETAIL
107,000	CONN’S INC.	*	3,638,000
2,500	LITHIA MOTORS INC.		251,300
12,000	SONIC AUTOMOTIVE INC.		227,400
			4,116,700	19.39

CONSUMER STAPLES				6.85
FOOD & STAPLES RETAILING
36,512	CHEFS’ WAREHOUSE INC.	*	839,776
			839,776	3.96
FOOD PRODUCTS
35,500	DARLING INGREDIENTS INC.	*	614,150
			614,150	2.89

ENERGY				17.25
ENERGY EQUIPMENT & SERVICES
130,500	HELIX ENERGY SOLUTIONS GROUP INC.	*	755,595
51,500	MATRIX SERVICE CO.	*	705,550
35,500	NATURAL GAS SERVICES GROUP, INC.	*	846,675
84,000	NOBLE CORPORATION	*	311,640
182,193	NORTH AMERICAN ENERGY PARTNERS INC.		965,623
110,000	PARKER DRILLING CO.	*	69,850
			3,654,933	17.22
OIL, GAS & CONSUMABLE FUELS
100,000	INFINITY ENERGY RESOURCES INC.	*	6,100
			6,100	0.03

FINANCIALS				7.73
BANKS
13,000	EAST WEST BANCORP INC.		813,020
			813,020	3.83
CONSUMER FINANCE
26,000	REGIONAL MANAGEMENT CORP.	*	827,840
			827,840	3.90

INDUSTRIALS				45.52
BUILDING PRODUCTS
21,695	INSTEEL INDUSTRIES, INC.		599,433
			599,433	2.82
COMMERCIAL SERVICES & SUPPLIES
20,200	MOBILE MINI INC.		878,700
55,000	TEAM INC.	*	756,250
			1,634,950	7.71
CONSTRUCTION & ENGINEERING
115,000	ORION GROUP HOLDINGS, INC.	*	757,850
			757,850	3.57

MACHINERY
23,800	NAVISTAR INT’L CORP.	*	832,286
			832,286	3.92
MARINE
13,000	KIRBY CORP.	*	1,000,350
			1,000,350	4.71
ROAD & RAIL
12,500	GENESEE & WYOMING INC.	*	884,875
13,300	SAIA INC.	*	999,495
			1,884,370	8.88
TRADING COMPANIES & DISTRIBUTORS
31,500	DXP ENTERPRISES INC.	*	1,226,925
19,000	RUSH ENTERPRISES INC.	*	807,310
30,000	TRITON INTERNATIONAL LIMITED		918,000
			2,952,235	13.91

TOTAL COMMON STOCK (Cost: $14,289,504)			21,399,718	100.82
TOTAL INVESTMENT IN SECURITIES (Cost: $14,289,504)			21,399,718	100.82
OTHER ASSETS LESS LIABILITIES			(173,877)	(0.82)

TOTAL NET ASSETS			21,225,841	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Fixed Income securities, which are typically purchased and held as odd lots (less than $1 million) are valued based on bid prices for institutional round lot positions (typically $1 million or greater); round lot prices often reflect more favorable pricing than odd lot holdings.  For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors (the “Board”) using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; and/or (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board. In conducting its assessment and analysis for the purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities as of March 31, 2018.

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Consumer Discretionary	$1,026,723	$865,186	$1,427,313	$1,896,722	$4,982,425
Consumer Staples	890,154	365,949	1,224,193	171,651	1,453,926
Energy	394,603	274,362	74,610	576,419	3,661,033
Financials	800,075	502,891	1,252,939	451,744	1,640,860
Health Care	574,263	398,079	289,235	150,800	—
Industrials	776,078	541,675	1,236,048	2,015,055	9,661,474
Information Technology	969,615	514,945	1,782,254	220,892	—
Materials	140,481	—	—	114,379	—
Telecommunication Services	405,180	109,986	—	—	—
Utilities	633,415	—	—	—	—
Preferred Stock
Financials	1,119,271	101,802	—	—	—
Level 1 Total	7,729,856	3,674,875	7,286,592	5,597,662	21,399,718

Level 2 - Other significant observable inputs
Corporate Bonds
Consumer Discretionary	915,559	203,035	—	—	—
Consumer Staples	348,860	—	—	—	—
Energy	364,802	311,051	—	—	—
Financials	2,308,721	398,772	—	—	—
Health Care	606,207	94,121	—	—	—
Industrials	622,790	—	—	—	—
Information Technology	446,987	194,043	—	—	—
Real Estate	610,514	99,709	—	—	—
Utilities	99,500	—	—	—	—
Convertible Corporate Bond
Financials	253,818	—	—	—	—
Level 2 Total	6,577,758	1,300,731	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—

Total Investments	$14,307,614	$4,975,606	$7,286,592	$5,597,662	$21,399,718

Equity securities (common and preferred stock) that are actively traded and market priced are typically classified as Level 1 securities. Fixed income securities are typically classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended March 31, 2018. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended March 31, 2018, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On March 31, 2018, the cost of investment and net unrealized appreciation for income tax purposes were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$12,495,044	$4,300,927	$3,483,843	$3,918,042	$14,410,353
Gross Unrealized Appreciation	1,981,257	902,395	3,802,749	2,425,042	12,070,984
Gross Unrealized Depreciation	168,687	227,716	—	745,422	5,081,619
Net Unrealized Appreciation	1,812,570	674,679	3,802,749	1,679,620	6,989,365

Item 2.                                                         Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                                         Exhibits.

(a)         Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	May 29, 2018

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	May 29, 2018